Summary Of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Jan. 01, 2023
Class of Stock [Line Items]
Receivables, net, current	$ 1.3	$ 0.2	$ 0.7	$ 0.2
Advertising Expense	$ 0.4	$ 0.6
Customer Concentration Risk [Member]
Class of Stock [Line Items]
Percentage of accounts receivable held by customer	78.00%	10.00%	10.00%